Acquisition of Subsidiaries - Summary of Consideration Transferred (Detail) - ComQi Ltd. and its subsidiaries ("ComQi") [member] $ in Thousands	Mar. 31, 2018 TWD ($)
Acquisition-date fair value of total consideration transferred [abstract]
Cash	$ 467,920
Contingent consideration	283,354
Consideration transferred, acquisition-date fair value	$ 751,274